Subsequent Events	12 Months Ended
Dec. 31, 2020
Subsequent Events [Abstract]
Subsequent Events
Note 10 - Subsequent Events

The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the financial statements were issued. Based upon this review, other than as described below, the Company did not identify any subsequent events that would have required adjustment or disclosure in the financial statements.

On October 12, 2020, and as amended on October 19, 2020 and amended again on December 31, 2020, the Company entered into an Agreement and Plan of Merger (the “Merger Agreement”) with AMCI Merger Sub Corp., a Delaware corporation and newly formed wholly-owned subsidiary of the Company (“Merger Sub”), AMCI Sponsor LLC, a Delaware limited liability company (the “Sponsor”), solely in the capacity the Purchaser Representative, Advent Technologies Inc., a Delaware corporation (“Advent”), and Vassilios Gregoriou, solely in his capacity Seller Representative providing for, among other things, the combination of the Company and Advent pursuant to the merger of Merger Sub with and into Advent with Advent continuing as the surviving entity and as a wholly-owned subsidiary of the Company (the “Merger”). As a result of the Merger, all shares of Advent’s common stock, par value $0.001 per share and all of Advent’s convertible preferred shares, par value $0.001 per share, on an as converted basis, issued and outstanding immediately prior to the effective time, will be converted into the right to receive Company common stock, par value $0.0001 per share, representing a pro rata share of $250 million in the aggregate, minus net debt adjustment, with each stockholder of Advent being entitled to receive its pro rata share of the total consideration.

On October 20, 2020, the Company redeemed 5,864,053 shares of the Class A common stock at a redemption price of $60.4 million, as a result of the voting for an amendment and extension of the certificate of incorporation of AMCI.

On December 17, 2020, a purported shareholder class action complaint was filed by Dillon Frey against the Company in the Supreme Court of the State of New York, County of New York, alleging that the proposed Business Combination with Advent is both procedurally and substantively unfair and seeking to maintain the action as a class action and enjoin the Business Combination, among other things, without stating a specific amount of damages. The complaint does not provide detail as to how the proposed Business Combination is unfair, either procedurally or substantively, and we believe it has no merit. On February 10, 2021, a notice of dismissal of the complaint was filed in the Supreme Court of the State of New York, County of New York.

On December 22, 2020 AMCI entered into subscription agreements, pursuant to which certain investors agreed to purchase, and AMCI agreed to sell to the investors, an aggregate of 6,500,000 shares of AMCI Class A common stock for gross proceeds to AMCI of $65,000,000 (the “PIPE Investment”). The PIPE Investment closed substantially immediately prior to the Closing of the Business Combination.

On January 5, 2021, the Company received a written notice (the “Notice”) from the Listing Qualifications Department of The Nasdaq Stock Market (“Nasdaq”) indicating that the Company is not in compliance with Listing Rule 5620(a), due to the Company’s failure to hold an annual meeting of stockholders within twelve months of the end of the Company’s fiscal year end. The Notice is only a notification of deficiency, not of imminent delisting, and has no current effect on the listing or trading of the Company’s securities on the Nasdaq Capital Market.

On February 2, 2021, the Company held a Special Meeting at which the Company’s stockholders considered and adopted, among other matters, the Merger Agreement (the “Special Meeting”). On February 4, 2021 (the “Closing Date”), the parties to the Merger Agreement consummated the Business Combination. Pursuant to the Merger Agreement, the Merger Consideration paid to the Advent stockholders is being paid solely by the delivery of new shares of New Advent common stock, each valued at $10.00 per share. The aggregate value of the consideration paid to Advent stockholders in the Business Combination was approximately $250.3 million. Prior to the Special Meeting, holders of 1,606 shares of AMCI’s Class A common stock sold in its initial public offering exercised their right to redeem those shares for cash at a price of approximately $10.30 per share, for an aggregate of $16,536.

In connection with the Closing, New Advent common stock and warrants began trading on Nasdaq under the symbols “ADN” and “ADNWW”. AMCI’s public units automatically separated into their component securities upon consummation of the Business Combination and, as a result, no longer trade as a separate security. As of the Closing Date, our directors and executive officers and affiliated entities beneficially owned approximately 26.1% of the outstanding shares of New Advent common stock, and the former securityholders of AMCI beneficially owned approximately 31.6% of the outstanding shares of New Advent common stock.

On February 4, 2021, we consummated a business combination (the “Closing”) pursuant to the terms of the Merger Agreement, including the merger of Merger Sub with and into Advent, with Advent continuing as the surviving corporation and as a wholly-owned subsidiary of the Company, in accordance with the terms of the Merger Agreement (the “Business Combination”).

On February 5, 2021, Advent entered into a lease agreement by and among Advent, in its capacity as Tenant, and BP Hancock LLC, a Delaware limited liability company, in its capacity as Landlord, (the “2021 Lease Agreement”). The 2021 Lease Agreement, which is dated as of February 5, 2021, provides for the rental by Advent of office space at 200 Clarendon Street, Boston, MA 02116 for use as the Company’s executive offices. The term of the lease is five years (unless sooner terminated as provided in the 2021 Lease Agreement).

On February 18, 2021, Advent, a wholly-owned subsidiary of the Company, entered into a Membership Interest Purchase Agreement (the “Purchase Agreement”) with Bren-tronics, Inc. (“Seller”) and UltraCell, LLC, a Delaware limited liability company and a direct wholly-owned subsidiary of Seller (“UltraCell”). Pursuant to the Purchase Agreement, and subject to the terms and conditions therein, on February 18, 2021, Advent acquired 100% of the issued and outstanding membership interests in UltraCell.

On March 8, 2021, the Company entered into a lease for 21,401 square feet as a product development and manufacturing center at Hood Park in Charlestown, MA. The lease has a term of eight years and five months, with an option to extend for five years.